Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 8,408,772	$ 268,051	$ 8,515,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.78%	1.78%	1.87%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	4.75%	4.75%	2.99%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 8,408,772		$ 8,515,000